Income Taxes (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net operating loss carryforward					$ 3,059,059
Tax benefit
Federal [Member]
Net operating loss expiration year					2027
State [Member]
Net operating loss expiration year					2027